Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Specification of income tax [Abstract]
Income tax payable		$ 532	$ 592	$ 378
Tax expenses related to previous year		47	(4)	(27)
Change in deferred tax		70	(1)	9
Total income tax expense		649	587	360
Specification of Temporary Differences and Deferred Tax [Abstract]
Property, plant and equipment		294	468	(11)
Pensions		(900)	(695)	(662)
Total basis for deferred tax		(606)	(227)	(674)
Deferred tax liability (asset), net	[1]	(176)	(113)	(152)
Deferred tax (asset), gross	[2]	(212)	(168)	(166)
Deferred tax liability, gross	[2]	36	55	14
Reconciliation of income tax expense [Abstract]
Profit/(loss) before income tax		162,046	62,567	(11,147)
Expected income tax assessed at the tax rate for the Parent company (0%)		0	0	0
Adjusted for tax effect of the following items [Abstract]
Income in subsidiary, subject to income tax		649	587	360
Total income tax expense		$ 649	$ 587	$ 360
Expected income tax rate		0.00%	0.00%	0.00%

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]	Deferred tax liability related to one of the indirect subsidiaries in Singapore cannot be off-set with the deferred tax assets related to the subsidiary in Norway or one of the direct subsidiaries in Singapore.